Investment Property (Movement in Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment property [abstract]
Opening net book amount	¥ 380,429	¥ 405,572
Transferred to/from property, plant and equipment	24,489	(11,587)
Charge for the year	(13,652)	(13,556)	¥ (13,547)
Closing net book amount	¥ 391,266	¥ 380,429	¥ 405,572